Oaktree Asset-Backed Income Private Placement Fund Inc.
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

PRIVATE INVESTMENTS - 92.9%		Par	Value
Asset-Based Loans - 58.2%(a)
Consumer Secured - 7.2%
EnFin Residential Solar Finance I LLC, 11.36% (Daily SOFR + 7.00%), 05/02/2028 (b)(c)		$5,000,000	$2,607,092

Equipment - 23.2%
AEF Funding LLC, 13.08% (1 mo. Term SOFR + 8.75%), 04/25/2031 (b)(c)		4,956,265	1,445,919
CoreWeave Compute, 8.31% (1 mo. Term SOFR + 4.00%), 08/21/2030, (0.00% Floor) (b)		7,000,000	6,965,000
			8,410,919
Infrastructure - 14.0%
Allo Holdco Borrower LLC, 15.50%, (7.50% cash, 8.00% PIK), 04/16/2032 (b)		5,131,702	5,079,358

Transportation - 13.8%
Hertz Vehicle Financing III LLC, 9.28%, 06/28/2028 (b)		5,000,000	5,000,000
Total Asset-Based Loans			21,097,369

Equity - 34.6%(a)		Shares
Consumer Secured - 15.3%
Time Home Investment, Co. (b)		5,092,552	5,550,305

Equipment - 19.3%
Sundsvall Leasing LLC (b)		7,000,000	7,000,000
Total Equity			12,550,305

Warrants - 0.1%
Equipment - 0.1%
AEF Funding LLC, (Exercise price: $44.38, Expiration: 05/29/2029) (b)(d)		1,250	13,225
TOTAL PRIVATE INVESTMENTS (Cost $33,657,315)			33,660,899

PUBLIC SECURITIES - 18.8%		Par	Value
Asset-Backed Securities - 18.8%
Transportation - 18.8%
Prop Ltd.
Series 2017-1, Class A, 7.30%, 03/15/2042 (e)		1,805,416	1,686,801
Series 2017-1, Class B, 8.90%, 03/15/2042 (e)(f)		532,177	391,523
Spirit Airlines Pass Through Trust, Series 2025-1, Class B, 11.00%, 02/15/2030 (b)		5,000,000	4,750,000
Total Asset-Backed Securities			6,828,324
TOTAL PUBLIC SECURITIES (Cost $7,087,288)			6,828,324

SHORT-TERM INVESTMENTS - 61.3%
MONEY MARKET FUNDS - 61.3%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (g)		22,212,428	22,212,428
TOTAL MONEY MARKET FUNDS (Cost $22,212,428)			22,212,428

TOTAL INVESTMENTS – 173.0% (Cost $62,957,031)			62,701,651
Liabilities in Excess of Other Assets - (73.0)%			(26,461,705)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$36,239,946
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company PIK — Paid in Kind
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $38,410,899 or 106.0% of net assets as of September 30, 2025.

(c)
As of September 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
AEF Funding LLC	$4,956,265	$1,455,086	$3,501,179
EnFin Residential Solar Finance I LLC	5,000,000	2,597,222	2,402,778
	$9,956,265	$4,052,308	$5,903,957

(d)	Non-income producing security.
(e)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $391,523 or 1.1% of the Fund’s net assets.

(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Oaktree Asset-Backed Income Private Placement Fund Inc.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Private Investments:
Asset-Based Loans	$–	$–	$21,097,369	$21,097,369
Equity	–	–	12,550,305	12,550,305
Warrants	–	–	13,225	13,225
Private Investments - Total	–	–	33,660,899	33,660,899
Public Securities:
Asset-Backed Securities	$–	$2,078,324	$4,750,000	$6,828,324
Public Securities - Total	–	2,078,324	4,750,000	6,828,324
Money Market Funds	22,212,428	–	–	22,212,428
Total Investments	$22,212,428	$2,078,324	$38,410,899	$62,701,651

Other Financial Instruments:
Unfunded Loan Commitments*	$–	$–	$20,831	$20,831
Total Other Financial Instruments	$–	$–	$20,831	$20,831

* The fair value of the Fund's investment represents the unrealized appreciation as of September 30, 2025.